Description of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Disclosure Of Useful Lives Of Property Plant And Equipment	Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets.

Computer equipment	3 years
Lab equipment	3 years
Furnitures and fixtures	4 years
Leasehold improvements	Shorter of the lease term and the useful life